Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value		¥ 706,974	¥ 598,772
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities		0
Debt securities, available-for-sale, allowance for credit loss, period increase (decrease)	¥ 34,000
Held-to-maturity Securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	¥ 0	¥ 0		¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock		49.00%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock		15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock		23.54%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock		18.27%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock		27.00%
Rakuten Securities, Inc [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock		20.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value		¥ 306,734	268,736
Equity method Investments, aggregated market values		¥ 601,763	¥ 503,171